united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1. Reports to Stockholders.

KCM Macro Trends Fund

Semi-Annual Report
October 31, 2018

1-877-275-5599
www.KCMTX.com.

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.kernscapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

KCM Macro Trends Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2018

Comparison of the Change in Value of a $10,000 Investment

Total Returns as of October 31, 2018

	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Since Inception (August 4, 2008)	Annualized Since Inception (March 20, 2017)
KCM Macro Trends Fund - Class R-1*	1.13%	7.03%	9.12%	7.31%	6.63%	N/A
KCM Macro Trends Fund – Class Institutional**	1.28%	7.42%	N/A	N/A	N/A	11.52%
HFRX Equity Hedge Index***	(5.40)%	6.41%	1.21%	1.19%	(0.48)%	1.10%

*	Class R-1 commenced operations on August 4, 2008.

**	Class Institutional commenced operations on March 20, 2017.

***	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, including the expenses of investing in underlying funds, are 1.65% for Class R-1 and 1.40% for Class Institutional per the prospectus dated August 21, 2018. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of fund shares. For performance information current to the most recent month-end, please call 1-877-275-5599.

^	Based on total portfolio market value as of October 31, 2018.

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2018

Shares	Security	Fair Value
	COMMON STOCK - 64.1%
	AEROSPACE / DEFENSE - 1.9%
12,950	United Technologies Corp.	$1,608,519

	APPAREL - 2.2%
10,000	NIKE, Inc.	750,400
19,000	Michael Kors Holdings Ltd. *	1,052,790
		1,803,190
	BANKS - 3.6%
7,450	Goldman Sachs Group, Inc.	1,679,006
5,150	PNC Financial Services Group, Inc.	661,723
8,600	State Street Corp.	591,250
		2,931,979
	CHEMICALS - 2.3%
4,100	Air Products & Chemicals, Inc.	632,835
12,800	DowDuPont, Inc.	690,176
3,800	International Flavors & Fragrances, Inc.	549,708
		1,872,719
	COAL - 1.4%
33,500	Peabody Energy Corp.	1,187,575

	COMMERCIAL SERVICES - 5.2%
2,600	Graham Holdings Co.	1,510,730
60,700	H&R Block, Inc.	1,610,978
6,250	S&P Global, Inc.	1,139,500
		4,261,208
	COMPUTERS - 2.2%
27,950	HP, Inc.	674,713
5,650	International Business Machines Corp.	652,179
11,950	Western Digital Corp.	514,686
		1,841,578
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
17,600	American Express Co.	1,808,048
5,150	Ameriprise Financial, Inc.	655,286
10,900	T Rowe Price Group, Inc.	1,057,191
		3,520,525

	ELECTRONICS - 0.8%
10,500	Garmin, Ltd.	694,680

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares	Security	Fair Value
	COMMON STOCK - 64.1% (Continued)
	HEALTHCARE-SERVICES - 11.9%
4,700	Anthem, Inc.	$1,295,179
8,850	Humana, Inc.	2,835,629
17,600	Molina Healthcare, Inc. *	2,231,152
6,500	Quest Diagnostics, Inc.	611,715
5,125	UnitedHealth Group, Inc.	1,339,419
5,400	WellCare Health Plans, Inc. *	1,490,346
		9,803,440

	HOME FURNISHINGS - 0.8%
6,100	Whirlpool Corp.	669,536

	INSURANCE - 1.1%
10,750	Torchmark Corp.	910,095

	INTERNET - 0.6%
310	Amazon.com, Inc. *	495,383

	LEISURE TIME - 0.7%
5,450	Royal Caribbean Cruises Ltd.	570,778

	MACHINERY - CONSTRUCTION & MINING - 1.8%
11,950	Caterpillar, Inc.	1,449,774

	MACHINERY - DIVERSIFIED - 1.2%
3,650	Cummins, Inc.	498,919
3,900	Deere & Co.	528,216
		1,027,135
	MISCELLANEOUS MANUFACTURING - 0.9%
7,450	Ingersoll-Rand PLC	714,753

	PACKAGING & CONTAINERS - 1.4%
6,500	Packaging Corp of America	596,765
12,850	WestRock Co.	552,165
		1,148,930

See accompanying notes to financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2018

Shares	Security	Fair Value
	COMMON STOCK - 64.1% (Continued)
	PHARMACEUTICALS - 6.1%
21,450	CVS Health Corp.	$1,552,766
8,550	Eli Lilly & Co.	927,162
34,450	Merck & Co., Inc.	2,535,865
		5,015,793
	RETAIL - 5.6%
74,900	Bed Bath & Beyond, Inc.	1,029,126
4,500	Home Depot, Inc.	791,460
10,650	McDonald’s Corp.	1,883,985
9,550	Walmart, Inc.	957,674
		4,662,245
	SEMICONDUCTORS - 1.3%
11,500	Texas Instruments, Inc.	1,067,545

	SOFTWARE - 0.6%
5,825	Electronic Arts, Inc. *	529,958

	TELECOMMUNICATIONS - 4.9%
20,000	Cisco Systems, Inc.	915,000
53,650	Juniper Networks, Inc.	1,570,336
26,450	Plantronics, Inc.	1,559,757
		4,045,093
	TRANSPORTATION - 1.3%
16,000	Expeditors International of Washington, Inc.	1,074,880

	TOTAL COMMON STOCK (Cost - $50,889,741)	52,907,311

	EXCHANGE-TRADED FUNDS - 36.0%
	EQUITY FUNDS - 36.0%
54,000	Invesco QQQ Trust	9,170,280
61,700	iShares Russell 2000 ETF	9,256,851
10,300	iShares S&P 100 ETF	1,248,463
27,800	Vanguard Divedend Appreciation ETF	9,233,770
7,800	SPDR S&P MidCap 400 ETF	808,548
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $30,021,812)	29,717,912

	TOTAL INVESTMENTS - 100.1% (Cost - $80,911,553)	$82,625,223
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(97,229)
	NET ASSETS - 100.0%	$82,527,994

ETF - Exchange-Traded Fund

PLC - Public Limited Company

*  -  Non-income producing security.

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2018

ASSETS
Investment securities:
At cost	$80,911,553
At value	82,625,223
Receivable for securities sold	343,586
Receivable for Fund shares sold	11,134
Dividends and interest receivable	78,173
Prepaid expenses and other assets	1,471
TOTAL ASSETS	83,059,587

LIABILITIES
Due to Custodian	122,159
Fund shares repurchased	28,575
Investment advisory fees payable	73,167
Payable to Related Parties	86,451
Distribution (12b-1) fees payable	51,569
Accrued expenses and other liabilities	169,672
TOTAL LIABILITIES	531,593
NET ASSETS	$82,527,994

Net Assets Consist Of:
Paid in capital	$67,244,747
Accumulated Earnings	15,283,247
NET ASSETS	$82,527,994

Class R-1
Net Assets	$81,957,740
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,103,787

Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$13.43

Class Institutional
Net Assets	$570,254
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	42,397

Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$13.45

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2018

INVESTMENT INCOME
Dividends	$716,259
Interest	16,168
TOTAL INVESTMENT INCOME	732,427

EXPENSES
Investment advisory fees	429,771
Distribution (12b-1) fees:
Class R-1	106,719
Registration fees	112,840
Administrative services fees	61,626
Legal fees	49,275
Printing and postage expenses	38,421
Transfer agent fees	36,557
Accounting services fees	32,455
Professional fees	24,901
Trustees’ fees and expenses	17,156
Custodian fees	14,974
Audit fees	2,679
Other expenses	5,349
TOTAL EXPENSES	932,723

NET EXPENSES	932,723

NET INVESTMENT LOSS	(200,296)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain from security transactions and foreign currencies	3,326,524
Net change in unrealized depreciation of investments	(2,143,527)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	1,182,997

NET INCREASE IN NET ASSETS FROM OPERATIONS	$982,701

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2018	April 30, 2018
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$(200,296)	$204,392
Net realized gain from security transactions	3,326,524	15,672,144
Net change in unrealized appreciation (depreciation) of investments	(2,143,527)	(1,541,380)
Net increase in net assets resulting from operations	982,701	14,335,156

DISTRIBUTIONS TO SHAREHOLDERS *
Class R-1:
From net investment income	—	(347,562)
From net capital gains	—	(10,669,369)
Class Institutional:
From net investment income	—	— (a)
From net capital gains	—	(2)
Net decrease in net assets from distributions to shareholders	—	(11,016,933)

FROM SHARES OF BENEFICIAL INTEREST
Class R-1:
Proceeds from shares sold	4,550,062	19,545,841
Reinvestment of dividends	—	10,971,238
Payments for shares redeemed	(8,358,371)	(31,036,709)
Net decrease in net assets from shares of beneficial interest	(3,808,309)	(519,630)
Class Institutional:
Proceeds from shares sold	—	555,950
Reinvestment of dividends	—	2
Payments for shares redeemed	—	—
Net increase in net assets from shares of beneficial interest	—	555,952

Net increase (decrease) in net assets from shares of beneficial interest	(3,808,309)	36,322

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,825,608)	3,354,545

NET ASSETS
Beginning of Period	85,353,602	81,999,057
End of Period **	$82,527,994	$85,353,602

(a)	Amount represents less than $.50.

*	Distributions from net investment income and net realized gains, if any are combined for the period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes distribution in excess of net investment income of $0 as of April 30, 2018.

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)(Continued)

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2018	April 30, 2018
SHARE ACTIVITY	(Unaudited)
Class R-1
Shares Sold	335,160	1,456,034
Shares Reinvested	—	840,064
Shares transferred from R-2	—	—
Shares Redeemed	(617,313)	(2,318,051)
Net decrease in shares of beneficial interest outstanding	(282,153)	(21,953)

Class Institutional
Shares Sold	—	42,396
Shares Reinvested	—	— (a)
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	—	42,396

(a)	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class R-1
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017	April 30, 2016	April 30, 2015	April 30, 2014
	(Unaudited)
Net asset value, beginning of period	$13.28		$12.80	$11.56	$12.57	$12.63	$12.12
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.03	0.04	(0.04)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	0.18		2.15	1.64	(0.90)	1.07	1.92
Total from investment operations	0.15		2.18	1.68	(0.94)	1.01	1.83
Less distributions from:
Net investment income	—		(0.05)	—	(0.02)	(0.05)	(0.03)
Net realized gains	—		(1.65)	(0.44)	(0.05)	(1.02)	(1.29)
Total distributions	—		(1.70)	(0.44)	(0.07)	(1.07)	(1.32)
Net asset value, end of period	$13.43		$13.28	$12.80	$11.56	$12.57	$12.63
Total return (2)	1.13	% (5)	17.25%	14.70%	(7.50)%	8.22%	15.38%
Net assets, end of period (000s)	$81,958		$84,790	$81,999	$83,291	$93,253	$78,660
Ratio of expenses to average net assets (3)	2.17	% (6)	1.64%	1.62%	1.55%	1.55%	1.60%
Ratio of net investment (loss) to average net assets (4)	(0.47	)% (6)	0.24%	0.31%	(0.30)%	(0.45)%	(0.71)%
Portfolio Turnover Rate	430	% (5)	534%	318%	437%	183%	272%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assume reinvestment of all dividends and distributions if any

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests

(5)	Not Annualized.

(6)	Annualized

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Institutional Class
	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	October 31, 2018		April 30, 2018	April 30, 2017 (1)
	(Unaudited)
Net asset value, beginning of period	$13.28		$12.80	$12.77
Activity from investment operations:
Net investment loss (2)	(0.01)		0.04	—	*
Net realized and unrealized loss on investments	0.18		2.18	0.03
Total from investment operations	0.17		2.22	0.03
Less distributions from:
Net investment income	—		(0.09)	—
Net realized gains	—		(1.65)	—
Total distributions	—		(1.74)	—
Net asset value, end of period	$13.45		$13.28	$12.80
Total return	1.28	% (5)	17.49%	0.23	% (5)
Net assets, end of period (7)	$570,254		$563,187	$15
Ratio of expenses to average net assets (3)	1.92	% (6)	1.63%	1.37	% (6)
Ratio of net investment income to average net assets (4)	(0.22	)% (6)	0.31%	0.00	% (6)
Portfolio Turnover Rate	430	% (5)	534%	318	% (5)

*	Amount represents less than $0.005 per share.

(1)	Institutional Class of the KCM Macro Trends Fund commenced operations on March 20, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized

(7)	Amount is actual; not presented in thousands

See accompanying notes to financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2018

1.	ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is long-term growth of capital. As a secondary goal, the Fund seeks to manage volatility and market risk. The Fund offers two classes of shares designated as Class R-1 and Class Institutional. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing distribution charges. Class R-1 commenced operations on August 4, 2008, and Institutional Class commenced operations on March 20, 2017.

Class R-1 shares and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of trustees of the open-end investment companies. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor, the applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$52,907,311	$—	$—	$52,907,311
Exchange-Traded Funds	29,717,912	—	—	29,717,912
Total	$82,625,223	$—	$—	$82,625,223

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Levels during the period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

*Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 - 2018, or expected to be taken in the Fund’s 2019 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $363,600,466 and $367,058,796 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust and the Advisor, with respect to the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

annual rate of 1.00% of the Fund’s average daily net assets. For the period ended October 31, 2018, the Fund incurred $429,771 of advisory fees.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of the Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans for Class R-1 and Institutional Class (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay up to 0.25% and 0.00% of its average daily net assets for Class R-1 shares and Institutional Class shares, respectively. For the period ended October 31, 2018, pursuant to the Plans, Class R-1 shares paid $106,719 and Institutional Class paid $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2018, was as follows:

Cost for Federal Tax purposes	$81,285,641

Unrealized Appreciation	4,680,954
Unrealized Depreciation	(3,341,372)
Tax Net Unrealized Appreciation	$1,339,582

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2018 and April 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2018	April 30, 2017
Ordinary Income	$8,309,063	$—
Long-Term Capital Gain	2,707,870	2,792,546
Return of Capital	—	—
	$11,016,933	$2,792,546

As of April 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$9,858,806	$958,631	$—	$—	$—	$3,483,109	$14,300,546

The difference between book basis and tax basis accumulated net realized gain and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to tax adjustments for C-Corporation return of capital distributions, grantor trusts, royalty trusts, and real estate investment trusts, and the reclassification of Fund distributions resulted in reclassifications for the Fund for the fiscal year ended April 30, 2018 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$44,101	$(44,101)

7.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2018

interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. The amendments have been adapted with these financial statements.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2018 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expense Paid
	Account Value	Account Value	Expense	During Period*
	5/1/18	10/31/18	Ratio	5/1/18- 10/31/18
Actual
Class R-1	$1,000.00	$ 1,011.30	2.17%	$ 10.83
Institutional Class	$1,000.00	$ 1,012.80	1.92%	$ 9.59
Hypothetical
(5% return before expenses)
Class R-1	$1,000.00	$ 1,014.02	2.17%	$ 10.85
Institutional Class	$1,000.00	$ 1,015.27	1.92%	$ 9.60

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended October 31, 2018 (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR
Kerns Capital Management, Inc.
9821 Katy Freeway, Suite 400
Houston, TX 77024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/9/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/9/19

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 1/9/19